Significant Components of Net Deferred Tax Asset (Liability) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Policy reserves	$ 2,847,620	$ 1,995,228
Coinsurance deferred income		1,935
Expense accruals	144,197	143,170
Other-than-temporarily impaired assets	13,352	16,468
Investment income		236,478
Provision for postretirement benefits	31,190	20,984
Other	2,102	781
Total deferred tax assets	3,038,461	2,415,044
Deferred tax liabilities:
Deferred acquisition costs	(1,086,964)	(1,346,290)
Investment income	(159,754)
Depreciation and amortization	(51,311)	(47,147)
Deferred intercompany gain	(3,187)	(3,710)
Net unrealized gains on investments and foreign exchange	(2,196,751)	(1,301,256)
Total deferred tax liabilities	(3,497,967)	(2,698,403)
Net deferred tax liabilities	$ (459,506)	$ (283,359)